Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Favorable Energy Credits [Member] Y	Dec. 31, 2011 Customer Sales Backlog and Relationships [Member] Y	Dec. 31, 2011 Trade Names [Member] Y	Dec. 31, 2011 Developed Technology Rights [Member] Y	Dec. 31, 2011 Noncompete Agreements [Member] Y	Dec. 31, 2011 Software [Member] Y	Dec. 31, 2011 Building and improvements [Member] Y	Dec. 31, 2011 Machinery and Equipment [Member] Y	Dec. 31, 2011 Solar Energy Systems [Member] Y
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash	$ 417.0	$ 548.1
Cash Equivalents:
Commercial paper	10.0	0
Time deposits	0	74.0
Money market funds	158.8	85.2
Cash and Cash Equivalents, at Carrying Value	$ 585.8	$ 707.3	$ 632.7	$ 988.3
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life, Minimum										3	4	1	23
Property, Plant and Equipment, Useful Life, Maximum										6	60	25	30
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life, Maximum					18	6
Finite-Lived Intangible Assets, Useful Life, Minimum					4	1
Finite-Lived Intangible Assets, Useful Life							15	5	1